Property, Plant and Equipment - Summary of Property, Plant and Equipment by Geographic Area (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 17,712	$ 17,510	$ 16,003
Argentina [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	17,702	17,500	16,002
Mercosur and Associates Countries [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 10	$ 10	$ 1